BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Narrative) (Details) € in Millions, zł in Millions, Ft in Millions, ₩ in Billions	1 Months Ended						12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 HUF (Ft)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Mar. 01, 2013 USD ($)	Mar. 01, 2013 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 HUF (Ft)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 PLN (zł)
BORROWINGS [Line Items]
Short-term							$ 3,368,272	$ 6,605,894
Short-term
Weighted average interest rate (as a percent)							6.57%	6.00%			6.57%	6.57%	6.57%
Interest expense
Interest Costs Incurred							$ 11,578,848	$ 4,045,277		$ 1,842,227
Interest Paid, Capitalized							2,874,944	108,975		$ 0
Sale Leaseback Transaction, Net Book Value							23,474,319	33,753,639
Sale Leaseback Transaction, Gross Proceeds, Investing Activities							$ 24,876,650	39,535,563
Solar Project, Useful Life							25 years
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Noncurrent							$ 48,748,462	38,575,716
Capital Leases, Balance Sheet, Assets by Major Class, Net							46,411,683	32,994,934
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current							7,275,464	1,638,904
Interest Expense, Debt							4,617,129	836,959
Capital Lease Obligations							$ 34,130,495	29,298,799
Sale Leaseback Transaction, Lease Terms							4 to 10 years
Long-term Debt, Current Maturities							$ 41,096,243
KOREA, REPUBLIC OF
Interest expense
Proceeds from Issuance of Long-term Debt					$ 32,100,000	₩ 35.7
Debt Instrument, Maturity Date					Mar. 01, 2020	Mar. 01, 2020
Long-term Debt							$ 29,400,000					₩ 32.7
Poland Lender [Member]
Interest expense
Proceeds from Issuance of Long-term Debt			$ 41,300,000	€ 36.1				17,500,000	€ 15.3
Debt Instrument, Maturity Date							Dec. 07, 2019
Long-term Debt							$ 40,700,000						zł 152.7
US lender [Member]
Interest expense
Debt Instrument, Maturity Date							Apr. 30, 2020
Long-term Debt							$ 5,700,000
Hungary Lender [Member]
Interest expense
Long-term Debt, Current Maturities							$ 400,000
Proceeds from Issuance of Long-term Debt	$ 7,800,000	Ft 2,200.0
Debt Instrument, Maturity Date							Dec. 31, 2033
Long-term Debt							$ 6,800,000				Ft 1.9
Financings With Failed Sale-Lease Back Transactions [Member]
Interest expense
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current							$ 7,275,464	$ 1,638,904
Debt, Weighted Average Interest Rate							6.53%	6.07%			6.53%	6.53%	6.53%
Long-term [Member]
Long-term
Weighted average interest rate (as a percent)							5.86%	5.80%		6.80%	5.86%	5.86%	5.86%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term							$ 3,368,272	$ 6,605,894
Secured borrowings							$ 82,531,342	$ 32,513,900